SHARE CAPITAL (Schedule of stock options outstanding and exercisable) (Details) - $ / shares	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.53	$ 0.84	$ 0.84	$ 0.75
Number of options outstanding	5,425,000	1,100,000	1,100,000	4,810,000
Number of options exercisable	1,808,333
May 13, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.53
Number of options outstanding	5,425,000
Number of options exercisable	1,808,333